ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	6 Months Ended
Jun. 30, 2015
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

NOTE 3       -       ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

Since the initial listing of the Company on NASDAQ in the United States, Tower has followed the accounting principles of US GAAP, both for internal as well as external purposes, and since 2007 its main reporting has been under US GAAP. Since the Company was an affiliate of Israel Corporation, Ltd., a public holding company traded on the TASE, which made its reports pursuant to International Financial Reporting Standards rules (“IFRS”), during the years before and including 2015, and in January 2015 became an affiliate of Kenon Holdings, Ltd., a public holding company traded on the NYSE and TASE, which reports pursuant to IFRS, the Company is providing on a voluntary basis a reconciliation from US GAAP to IFRS as detailed below (condensed balance sheet, statement of operations and additional information). IFRS differs in certain significant aspects from US GAAP. The primary differences between US GAAP and IFRS related to the Company are accounting for goodwill, financial instruments, pension plans and termination benefits.

A.       Goodwill

Adjustment arising from Goodwill of a subsidiary acquired in 2008.

The purchase consideration was paid in stock of the Company. Under US GAAP, the consideration was measured according to the Company's share price on the transaction announcement date. Under IFRS the consideration was measured according to the Company's share price on the transaction announcement date. Under IFRS, the consideration was measured according to the Company's share price on the closing date. Accordingly, a lower purchase consideration was measured under IFRS than the purchase consideration measured under US GAAP. Consequently, no purchase price was allocated to Goodwill under IFRS.

B.       Financial instruments

Adjustments arising from allocation of proceeds from issuance of convertible debentures and warrants to liabilities and equity and the subsequent measurement of such liabilities.

The adjustment stems primarily from a convertible debt security sold by the Company in 2010, with a conversion ratio that has been determined during the third quarter of 2013 based on the Company's share price at such time. Under ASC 815 and ASC 470-20, the related conversion feature was measured during the third quarter of 2013 based on its intrinsic value and recorded to equity, with a corresponding discount on the debt instrument. Under IAS 39, such conversion feature was bifurcated from its host contract on the date of issuance and measured as a liability at fair value on each cut-off date until the date of determination of the related conversion ratio, on which date such conversion feature was classified to equity.

C.       Pension plans

Adjustments arising from defined benefit pension arrangements.

Under ASC 715, prior years' service cost, as well as actuarial gains and losses, are recorded in accumulated other comprehensive income, and amortized to the profit and loss statement over time. Under IAS 19, prior year service cost is recorded to the profit and lost statement in the period in which the underlying change was executed, while actuarial gains and losses, at the Company's election, are recorded directly to retained earnings with no impact on the profit and loss statement.

D.       Termination Benefits

Adjustment arising from benefits to be granted to certain Company officials upon termination.

Under IAS 19, such benefits are not reflected in the Company's financial statements until termination occurs. Under ASC 712, such benefits are recorded in earlier periods based on probability of occurrence.

E.       Balance sheet in accordance with IFRS

	As of June 30, 2015
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$372,111	$--	$372,111
Property and equipment, net	415,092	--	415,092
Long term assets	66,130	(7,718)	58,412
Total assets	$853,333	$(7,718)	$845,615
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$231,490	$2,836	$234,326
Long-term liabilities	321,554	2,889	324,443
Total liabilities	553,044	5,725	558,769
TOTAL EQUITY	300,289	(13,443)	286,846
Total liabilities and shareholders' equity	$853,333	$(7,718)	$845,615

F.       Profit and loss in accordance with IFRS

	Six months ended June 30, 2015
	US GAAP	Adjustments	IFRS
Profit (loss) before income tax and excluding other financing expense, net	$16,241	$(770)	$15,471
Other non cash financing expense, net	(91,867)	65,310	(26,557)
Profit (loss) before income tax benefit	(75,626)	64,540	(11,086)
Income tax benefit	8,426	--	8,426
Profit (loss) for the period	(67,200)	64,540	(2,660)
Net profit attributable to the non-controlling interest	1,923	--	1,923
Net profit (loss) attributable to the company	$(65,277)	$64,540	$(737)

G.       Reconciliation of net loss from US GAAP to IFRS:

	Six months ended June 30,
	2015	2014	2013
Net profit (loss) in accordance with US GAAP	$(65,277)	$23,075	$(46,038)
Financial Instruments	65,310	(2,345)	(436)
Pension plans	(600)	(757)	--
Termination Benefits	(170)	(6)	--
Net profit (loss) in accordance with IFRS	$(737)	$19,967	$(46,474)

H.       Reconciliation of shareholders' equity from US GAAP to IFRS:

	As of June 30,	As ofs December 31,
	2015	2014
Shareholders' equity in accordance with US GAAP	$300,289	$195,561
Financial Instruments	(7,820)	(54,656)
Termination Benefits	1,377	1,547
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	$286,846	$135,452

I.         Reconciliation of goodwill from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2015	2014
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

J.        Reconciliation of other assets from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2015	2014
Other assets in accordance with US GAAP	$7,410	$10,018
Financial Instruments	(718)	(3,412)
Other assets in accordance with IFRS	$6,692	$6,606

K.       Reconciliation of short term bank debt and current maturities of loans and debentures from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2015	2014
Current maturities of loans and debentures in accordance with US GAAP	$40,558	$119,999
Financial Instruments	2,836	25,622
Current maturities of loans and debentures in accordance with IFRS	$43,394	$145,621

L.       Reconciliation of long term debentures from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2015	2014
Long term debentures in accordance with US GAAP	$59,722	$107,311
Financial Instruments	4,266	25,622
Long term debentures in accordance with IFRS	$63,988	$132,933

M.       Reconciliation of other long term liabilities from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2015	2014
Other long term liabilities in accordance with US GAAP	$9,897	$22,924
Termination Benefits	(1,377)	(1,547)
Other long-term liabilities in accordance with IFRS	$8,520	$21,377